Transactions and Balances with Related Parties (Details) - Schedule of balances - Balance [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Transactions and Balances with Related Parties (Details) - Schedule of balances [Line Items]
Deferred revenues	[1]		$ 632
Other current assets	[2]	87
Severance expenses to former Company CEO	[3]		$ 234

[1]	See Notes 6C and 6D above.
[2]	See Note 6D above.
[3]	In December 2020, the Company’s former CEO was terminated. According to his employment agreement, the Company paid severance compensation in the amount of $234 in January 2021